Goodwill (Schedule of Changes in the Carrying Amount of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Abstract].
Goodwill as of January 1	$ 383,853	$ 1,323,502
Goodwill impairment charges		(942,408)	$ (102,470)
Goodwill acquired		5,400
Translation differences	1,700	(2,700)
Goodwill as of December 31	$ 385,629	$ 383,853	$ 1,323,502